Balance Sheets (USD $)	Nov. 30, 2012	May 31, 2012	May 31, 2011
Current Assets:
Cash and cash equivalents	$ 3,340		$ 13,641
Accounts receivable			5,916
Total current assets	3,340		19,557
Property and Equipment:
Computer equipment	2,034	2,034	2,034
Less: accumulated depreciation	(1,329)	(989)	(311)
Total property and equipment, net	705	1,045	1,723
Total Assets	4,045	1,045	21,280
Current Liabilities:
Accounts payable and accrued liabilities	21,021	10,762	750
Loans from related parties - directors and stockholders	11,318	6,359
Deferred Revenue	19,795
Total current liabilities	52,134	17,121	750
Total liabilities	52,134	17,121	750
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common stock, par value $.0001 per share, 100,000,000 shares authorized; 9,500,000 shares issued and outstanding	950	950	950
Additional paid-in capital	37,972	37,972	37,972
Deficit accumulated during the development stage	(87,011)	(54,998)	(18,392)
Total stockholders' equity (deficit)	(48,089)	(16,076)	20,530
Total Liabilities and Stockholders' Equity (Deficit)	$ 4,045	$ 1,045	$ 21,280